Shareholder Report, Holdings (Details) - C000030210 [Member]	May 31, 2024 [1]
Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Mexico Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Argentina Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Brazil Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TURKEY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.